UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 516-3087

Date of fiscal year end: September 30, 2022

Date of reporting period: July 1, 2021 – June 30, 2022

Item 1. Proxy Voting Record.

There is no proxy voting activity for the fund as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Manager Directed Portfolios

By (Signature and Title)* /s/ Scott Ostrowski
                                          Scott Ostrowski
                                          (President/Principal Executive Officer)

Date: 1/1/2023

* Print the name and title of each signing officer under his or her signature.